FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Financial Risk Management
FINANCIAL RISK MANAGEMENT

6.	FINANCIAL RISK MANAGEMENT

Overview

The Company’s activities expose it to a variety of financial risks that arise as a result of its exploration, development, production, and financing activities such as:

○	credit risk
○	liquidity risk
○	market risk
○	commodity price risk

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

This note presents information about the Company’s exposure to each of the above risks, the Company’s objectives, policies and processes for measuring and managing risk, and the Company’s management of capital. Further quantitative disclosures are included throughout these consolidated financial statements.

The Board of Directors oversees management’s establishment and execution of the Company’s risk management framework. Management has implemented and monitors compliance with risk management policies. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to market conditions and the Company’s activities.

Credit risk

The Company’s accounts receivable are with customers and joint interest partners in the petroleum and natural gas business and are subject to normal credit risks. Concentration of credit risk is mitigated by marketing to numerous purchasers under normal industry sale and payment terms. The Company routinely assesses the financial strength of its customers.

The Company is exposed to certain losses in the event of non-performance by counterparties to commodity price contracts. The Company mitigates this risk by entering into transactions with highly rated financial institutions. At December 31, 2025 and 2024, financial assets on the statement of financial position are comprised of cash and cash equivalents, accounts receivable and other receivables and commodity contracts.

The maximum credit exposure at December 31, 2025 is the net carrying amount of cash and cash equivalents, accounts receivable and other receivables and the fair value of commodity contracts of $11.3 million. The maximum credit exposure at December 31, 2024 is the net carrying amount of cash and cash equivalents, accounts receivable and other receivables and the fair value of commodity contracts of $14.3 million. The cash and cash equivalents are held by major international and US based financial institutions. As is common in the petroleum and natural gas industry in the United States, receivables relating to the sale of petroleum are received on or about the 20th day of the following month while receivables relating to the sale of natural gas and NGLs are received on or about 45 days after month-end. The $8.1 million balance of accounts receivable and other receivables at December 31, 2025 is substantially all accounts receivables and the largest amount owed from any one customer is $6.4 million. Subsequent to year end, substantially all of the outstanding accounts receivables at December 31, 2025 have been collected. Accounts receivable include amounts from joint interest partners relating to their interest in operating costs and capital spent. As the operator of properties, the Company has the ability to not allocate production to joint interest partners who are in default of amounts owing. At December 31, 2025, the expected credit loss was $nil (2024 - $nil).

The components of the accounts receivables aging at December 31, 2025 are as follows:

	Current	30 – 60 days	60 – 90 days	Total

Accounts receivable and other receivables	$7,291	$650	$129	$8,070

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

The components of the accounts receivables aging at December 31, 2024 are as follows:

	Current	30 – 60 days	60 – 90 days	Total

Accounts receivable and other receivables	$8,802	$549	$382	$9,733

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand and cash flow from operations to meet expected operational expenses for a one-year period, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters. To achieve this objective, the Company prepares annual capital expenditure budgets, which are regularly monitored and updated as considered necessary. Further, the Company utilizes authorizations for expenditures on both operated and non-operated projects to further manage capital expenditure. The Company also attempts to match its payment cycle with collection of oil revenue on the 20th of each month.

The Company monitors its expected cash inflows from accounts receivable and other receivables and its expected cash outflows on accounts payable and other payables and principal debt payments. The Company plans to utilize its cash on hand and cash inflows to fund any principal payments as well as its accounts payable.

The following are the undiscounted contractual maturities of financial liabilities at December 31, 2025:

	Total	2026	2027	Thereafter
Liabilities
Lease payable	$1,886	$1,447	$439	$-
Loans and borrowings	49,458	-	-	49,458
Accounts payable and other payables	23,183	23,183	-	-
	$74,527	$24,630	$439	$49,458

Market risk

Market risk is the risk that changes in market prices, such as commodity prices, foreign exchange rates and interest rates will affect the Company’s income or the value of the financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising the return.

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

The Company uses financial derivatives contracts to manage market risks. All such transactions are conducted within risk management tolerances that are reviewed by the Board of Directors.

The average interest rate on the credit facility which is discussed in Note 14 is calculated as the Secured Overnight Financing Rate (SOFR) plus a sliding scale credit spread. A 1% change in the SOFR rate for the year ended December 31, 2025 would have changed net income by $375. This analysis assumes that all other variables remain constant.

Expenditures for certain corporate general and administrative expenses and professional fees are denominated in Canadian dollars. The average exchange rate during the year was 1 Canadian dollar equals $0.715 USD (2024 - 1 Canadian dollar: $0.730 USD) and the exchange rate at December 31, 2025 was 1 Canadian dollar equals $0.730 USD (2024 - 1 Canadian dollar: $0.695 USD).

A 1 percent change in the Canadian dollar against the USD at December 31, 2025 would have changed net income by $1 (2024 - $1). This analysis assumes that all other variables remain constant.

Commodity price risk

Commodity price risk is the risk that the fair value or future cash flows will fluctuate as a result of changes in commodity prices. Commodity prices for oil and natural gas are impacted by general market conditions in the United States as well as world economic events that dictate the levels of supply and demand.

It is the Company’s policy to economically hedge some oil and natural gas sales through the use of various financial derivative forward sales contracts and physical sales contracts. In addition, BOK Financial may require the Company to hedge oil sales as part of the redetermination process. The Company does not apply hedge accounting for these contracts. The Company’s production is usually sold using “spot” or near term contracts, with prices fixed at the time of transfer of custody or on the basis of a monthly average market price. The Company, however, may give consideration in certain circumstances to the appropriateness of entering into long term, fixed price marketing contracts. The Company does not enter into commodity contracts other than to meet the Company’s expected sale requirements.

The Company has entered into financial commodity contracts which are summarized in the table below. Total volume hedged in the table is the annual volumes and price is the fixed price specified in the financial commodity contracts.

At December 31, 2025, the following financial commodity contracts were outstanding and recorded at estimated fair value:

		Total Volume Hedged	Price
Commodity	Period	(BBLS)	($/BBL)
Oil – WTI Costless Collars	January 1, 2026 to March 31, 2026	48,000	$58.50 - $77.25
Oil – WTI Deferred Put	January 1, 2026 to March 31, 2026	20,589	$50.00
Oil – WTI Costless Collars	April 1, 2026 to June 30, 2026	48,300	$57.00 - $75.25
Oil – WTI Deferred Put	April 1, 2026 to June 30, 2026	9,900	$52.70
Oil – WTI Deferred Put	April 1, 2026 to June 30, 2026	3,900	$49.50
Oil – WTI Costless Collars	July 1, 2026 to September 30, 2026	48,300	$50.25 - $66.75
Oil – WTI Deferred Put	July 1, 2026 to September 30, 2026	13,800	$49.50
Oil – WTI Costless Collars	October 1, 2026 to December 31, 2026	24,000	$52.25 - $69.00
Oil – WTI Costless Collars	October 1, 2026 to December 31, 2026	5,100	$52.60 - $70.00
Oil – WTI Deferred Put	October 1, 2026 to December 31, 2026	14,400	$49.75
Oil – WTI Deferred Put	January 1, 2027 to March 31, 2027	36,000	$49.75

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

The estimated fair value is a $0.4 million asset as of December 31, 2025 (December 31, 2024: $0.3 million asset) for the financial oil and gas contracts which has been determined based on the prospective amounts that the Company would receive or pay to terminate the contracts, consisting of a current asset of $0.4 million (December 31, 2024: current asset of $0.2 million and a long term asset of $0.1 million).

Subsequent to year-end, the Company entered into the following additional financial commodity contracts:

		Total Volume Hedged	Price
Commodity Contract	Period	(BBLS)	($/BBL)
Oil – Fixed Price Swap	April 2026	16,000	94.05
Oil – Fixed Price Swap	May 2026	15,000	82.60
Oil – Fixed Price Swap	June 2026	14,000	84.60
Oil – WTI Deferred Put	October 1, 2026 to December 31, 2026	18,600	$50.50
Oil – WTI Deferred Put	April 1, 2027 to June 30, 2027	36,000	$50.40
Oil – WTI Costless Collars	July 1, 2026 to December 31, 2026	84,000	$61.50 - $91.00
Oil – WTI Costless Collars	January 1, 2027 to March 31, 2027	18,000	$57.50 - $80.25
Oil – WTI Costless Collars	January 1, 2027 to September 30, 2027	54,000	$57.00 - $77.50
Oil – WTI Costless Collars	July 1, 2027 to September 30, 2027	36,000	$56.00 - $75.50

The realized and unrealized gains/losses from the financial commodity contracts are as follows:

	December 31,
	2025	2024

Realized gain (loss) on financial commodity contracts	$189	(616)

Unrealized gain (loss) on financial commodity contracts	$(32)	336

Capital management

The Company’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. The Company manages its capital structure and makes adjustments to it in the light of changes in economic conditions and the risk characteristics of the underlying oil and natural gas assets. The Company considers its capital structure to include shareholders’ equity, loans and borrowings and working capital. In order to maintain or adjust the capital structure, the Company may from time to time issue shares, enter into farm-out agreements and adjust its capital spending to manage current and projected debt levels.

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

In order to facilitate the management of this ratio, the Company prepares annual capital expenditure budgets, which are updated as necessary depending on varying factors including current and forecast prices, successful capital deployment and general industry conditions. The annual and updated budgets are approved by the Board of Directors. The Company generally acts as the operator of its wells and therefore can monitor and control the amount of capital expenditures it incurs. For non-operated wells, the Company could opt out of participating in its share of the well.

There were no changes in the Company’s approach to capital management during the year.

The credit facilities are subject to a semi-annual review of the borrowing base.